Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2015
Accounts receivable, net
Schedule of Accounts Receivable

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Accounts receivable	383,794	398,835	64,338
Less: Allowance for doubtful accounts	(63,025)	(83,835)	(13,524)

Total accounts receivable, net	320,769	315,000	50,814

Representing:

Current portion:
- Processing fees	64,838	78,911	12,729
- Storage fees	28,894	39,522	6,375
- Others	1,541	2,329	376

	95,273	120,762	19,480
Non-current portion:
- Processing fees	225,496	194,238	31,334

Total accounts receivable, net	320,769	315,000	50,814

Schedule of Non-Current Gross Accounts Receivable Due for Payment
	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2017	31,504	5,082
2018	30,874	4,980
2019	29,133	4,700
2020	29,558	4,768
2021 and thereafter	184,118	29,701

	305,187	49,231

Schedule of Allowance for Doubtful Accounts

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Balance at beginning of year	52,544	50,473	63,025	10,167
Charged to allowance for doubtful accounts	7,468	17,973	25,042	4,040
Write-off charged against the allowance for the year	(9,539)	(5,421)	(4,232)	(683)

Balance at end of year	50,473	63,025	83,835	13,524